Financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gains (losses) on change in fair value of derivatives	$ 473	$ (341)	$ (61)
Gains (losses) financial investments	245	(72)	$ 108
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gains (losses) on change in fair value of derivatives	25
Total gains and losses recognised in statement of income, assets	4	(122)
Portion agreed and settled	52	$ 36
Level 3 [member] | Certain earn-out agreements [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gains (losses) on change in fair value of derivatives	24
Portion fully realised	$ 42